Adjustment items	6 Months Ended
Jun. 30, 2019
Adjustment items
Adjustment items

3)  Adjustment items

Description of the business segments

Financial information by business segment is reported in accordance with the internal reporting system and shows internal segment information that is used to manage and measure the performance of TOTAL and which is reviewed by the main operational decision-making body of the Group, namely the Executive Committee.

The operational profit and assets are broken down by business segment prior to the consolidation and inter-segment adjustments.

Sales prices between business segments approximate market prices.

The profitable growth in the gas and low carbon electricity integrated value chains is one of the key axes of TOTAL’s strategy. In order to give more visibility to these businesses, a new reporting structure for the business segments’ financial information has been put in place, effective January 1, 2019.

The organization of the Group's activities is structured around the four followings segments:

-	An Exploration & Production segment;
-

An Integrated Gas, Renewables & Power segment comprising integrated gas (including LNG) and low carbon electricity businesses. It includes the upstream and midstream LNG activity that was previously reported in the EP segment;

-

A Refining & Chemicals segment constituting a major industrial hub comprising the activities of refining, petrochemicals and specialty chemicals. This segment also includes the activities of oil Supply, Trading and marine Shipping;

-	A Marketing & Services segment including the global activities of supply and marketing in the field of petroleum products;

In addition the Corporate segment includes holdings operating and financial activities.

Certain figures for the years 2017 and 2018 have been restated in order to reflect the new organization.

Adjustment items

Performance indicators excluding the adjustment items, such as adjusted operating income, adjusted net operating income, and adjusted net income are meant to facilitate the analysis of the financial performance and the comparison of income between periods.

Adjustment items include:

(i)	Special items

Due to their unusual nature or particular significance, certain transactions qualified as "special items" are excluded from the business segment figures. In general, special items relate to transactions that are significant, infrequent or unusual. However, in certain instances, transactions such as restructuring costs or assets disposals, which are not considered to be representative of the normal course of business, may be qualified as special items although they may have occurred within prior years or are likely to occur again within the coming years.

(ii)	The inventory valuation effect

The adjusted results of the Refining & Chemicals and Marketing & Services segments are presented according to the replacement cost method. This method is used to assess the segments’ performance and facilitate the comparability of the segments’ performance with those of its competitors.

In the replacement cost method, which approximates the LIFO (Last-In, First-Out) method, the variation of inventory values in the statement of income is, depending on the nature of the inventory, determined using either the month-end prices differential between one period and another or the average prices of the period rather than the historical value. The inventory valuation effect is the difference between the results according to the FIFO (First-In, First-Out) and the replacement cost methods.

(iii)	Effect of changes in fair value

The effect of changes in fair value presented as adjustment items reflects for some transactions differences between internal measure of performance used by TOTAL’s management and the accounting for these transactions under IFRS.

IFRS requires that trading inventories be recorded at their fair value using period end spot prices. In order to best reflect the management of economic exposure through derivative transactions, internal indicators used to measure performance include valuations of trading inventories based on forward prices.

Furthermore, TOTAL, in its trading activities, enters into storage contracts, which future effects are recorded at fair value in the Group’s internal economic performance. IFRS precludes recognition of this fair value effect.

The adjusted results (adjusted operating income, adjusted net operating income, adjusted net income) are defined as replacement cost results, adjusted for special items and the effect of changes in fair value.

The detail of the adjustment items is presented in the table below.

ADJUSTMENTS TO OPERATING INCOME

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2019	Inventory valuation effect	—	—	(6)	(34)	—	(40)
	Effect of changes in fair value	—	(59)	—	—	—	(59)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(54)	(37)	—	—	(91)
Total		(43)	(124)	(53)	(34)	—	(254)
2nd quarter 2018	Inventory valuation effect	—	—	569	134	—	703
	Effect of changes in fair value	—	16	—	—	—	16
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	—	(424)	—	—	—	(424)
	Other items	(97)	(1)	—	—	—	(98)
Total		(97)	(409)	569	134	—	197
1st half 2019	Inventory valuation effect	—	—	486	40	—	526
	Effect of changes in fair value	—	(86)	—	—	—	(86)
	Restructuring charges	—	—	—	—	—	—
	Asset impairment charges	(43)	(11)	(10)	—	—	(64)
	Other items	—	(112)	(37)	—	—	(149)
Total		(43)	(209)	439	40	—	227
1st half 2018	Inventory valuation effect	—	—	531	105	—	636
	Effect of changes in fair value	—	5	—	—	—	5
	Restructuring charges	(53)	—	—	—	—	(53)
	Asset impairment charges	—	(446)	—	—	—	(446)
	Other items	(97)	(93)	—	—	(9)	(199)
Total		(150)	(534)	531	105	(9)	(57)

ADJUSTMENTS TO NET INCOME, GROUP SHARE

		Exploration	Integrated	Refining	Marketing	Corporate	Total
		&	Gas,	&	&
		Production	Renewables	Chemicals	Services
(M$)			& Power
2nd quarter 2019	Inventory valuation effect	—	—	(3)	(25)	—	(28)
	Effect of changes in fair value	—	(47)	—	—	—	(47)
	Restructuring charges	—	(14)	(17)	—	—	(31)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	86	(48)	(6)	—	32
Total		(43)	19	(76)	(31)	—	(131)
2nd quarter 2018	Inventory valuation effect	—	—	436	81	—	517
	Effect of changes in fair value	—	9	—	—	—	9
	Restructuring charges	(44)	(2)	—	—	—	(46)
	Asset impairment charges	—	(236)	—	—	—	(236)
	Gains (losses) on disposals of assets	(2)	—	—	—	—	(2)
	Other items	(71)	(3)	—	—	—	(74)
Total		(117)	(232)	436	81	—	168
1st half 2019	Inventory valuation effect	—	—	341	19	—	360
	Effect of changes in fair value	—	(69)	—	—	—	(69)
	Restructuring charges	—	(16)	(17)	—	—	(33)
	Asset impairment charges	(43)	(6)	(8)	—	—	(57)
	Gains (losses) on disposals of assets	—	—	—	—	—	—
	Other items	—	74	(48)	(6)	—	20
Total		(43)	(17)	268	13	—	221
1st half 2018	Inventory valuation effect	—	—	412	60	—	472
	Effect of changes in fair value	—	1	—	—	—	1
	Restructuring charges	(59)	(8)	—	—	—	(67)
	Asset impairment charges	—	(248)	—	—	—	(248)
	Gains (losses) on disposals of assets	(103)	—	—	—	—	(103)
	Other items	(34)	(75)	(17)	—	(9)	(135)
Total		(196)	(330)	395	60	(9)	(80)